Related Parties - Monarch Natural Gas, LLC Equity Interests (Details) - Monarch Natural Gas, LLC - Investee - USD ($) $ in Millions		12 Months Ended
	May 07, 2013	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transactions
Estimated fair value of equity interests issued to the entity	$ 15.0
Amortization of deferred revenue		$ 2.4	$ 2.0	$ 1.2
Value of equity interests from related party	15.0
Value of equity interests assigned to Jonny Jones	2.4
Value of equity interests reserved for an incentive plan established for certain of the entity's officers	2.6
Value of remaining equity interests distributed to certain of the pre-IPO owners	$ 10.0
Equity interests distributed to management		0.6	0.8	0.5
Allocated Share-based Compensation Expense		0.5	$ 0.5	$ 0.8
Other assets
Related Party Transactions
Estimated fair value of equity interests issued to the entity		$ 0.7